Employee Benefits - Additional Information (Detail)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure of defined benefit plans [abstract]
Weighted average duration of defined benefit obligation	15 years 10 months 24 days	15 years 8 months 12 days	14 years 4 months 24 days